FRANKLIN TEMPLETON GROUP
                           777 Mariners Island Blvd.
                              San Mateo, CA 94404



February 4, 2000

Filed Via EDGAR (CIK #0000872625)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      FRANKLIN STRATEGIC SERIES
                  File Nos. (33-39088 and 811-6243)

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 27, 2000.

Sincerely yours,

FRANKLIN STRATEGIC SERIES


/s/David P. Goss
Counsel

DPG:ms

cc:      Mark H. Plafker, Esq.